Pension Plans (Significant Assumptions of Japan and Overseas Pension Plans Used to Determine Plan Amounts) (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Japan
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.60%	0.50%	0.70%
Rate of increase in compensation levels	4.00%	4.40%	4.60%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.50%	0.70%	0.80%
Rate of increase in compensation levels	4.40%	4.60%	4.50%
Expected long-term rate of return on plan assets	2.20%	2.20%	2.20%
Overseas plans
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.70%	1.70%	2.00%
Rate of increase in compensation levels	2.20%	2.40%	2.40%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.70%	2.00%	2.10%
Rate of increase in compensation levels	2.40%	2.40%	2.40%
Expected long-term rate of return on plan assets	3.70%	4.70%	4.90%